Assets and Liabilities Held for Sale and Discontinued Operations - Balance Sheets (Details) - USD ($) $ in Thousands	Sep. 30, 2022	Dec. 31, 2021
Current assets
Total current assets held for sale	$ 707	$ 82,630
Non-current assets
Total non-current assets held for sale	0	1,614,409
Total assets held for sale	707	1,697,039
Current liabilities
Liabilities held for sale	(4,189)	(429,609)
Non-current liabilities
Total non-current liabilities held for sale	$ 0	(449,868)
CoolCo
Current assets
Cash and cash equivalents		33,811
Restricted cash and short-term deposits		43,311
Trade accounts receivable		767
Other current assets		1,913
Total current assets held for sale		79,802
Non-current assets
Restricted cash		780
Vessels and equipment, net		1,383,656
Other non-current assets		478
Total non-current assets held for sale		1,384,914
Total assets held for sale		1,464,716
Current liabilities
Current portion of long-term debt and short-term debt		(338,501)
Trade accounts payables		(7,265)
Accrued expenses		(59,094)
Other current liabilities		(11,572)
Liabilities held for sale		(416,432)
Non-current liabilities
Long-term debt		(292,322)
Other non-current liabilities		(11,778)
Total non-current liabilities held for sale		(304,100)
Total liabilities held for sale		$ (720,532)